ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 5.2%
Common Stocks 5.2%
Adelaide Bank	2,374	23
Adelaide Brighton	4,485	9
AGL Energy (1)(2)	9,004	121
Alinta (1)	11,773	128
Alumina	27,693	139
Amcor (1)	21,353	121
AMP	44,547	362
Ansell	3,370	29
APN News & Media (1)	2,949	14
Aristocrat Leisure (1)	11,264	141
ASX	4,100	121
Austereo Group	3,945	7
Australand Property Group	9,549	15
Australia & New Zealand Banking	43,483	984
Australian Pharmaceutical Industries	4,299	7
Australian Wealth Management	9,426	20
AWB (1)	7,240	18
AXA Asia Pacific (1)	31,219	175
Babcock & Brown (1)	4,802	97
Bank Of Queensland	2,366	28
Bendigo Bank	3,056	32
BHP Billiton	83,452	1,702
Billabong International	3,441	44
BlueScope Steel (1)	16,782	113
Boral (1)	14,204	88
Brambles (2)	36,899	398
Caltex Australia	3,007	51
Centro Properties Group (1)	19,575	137
Centro Retail Group, Equity Units	5,596	8
CFS Retail Property, Equity Units	34,594	63
Challenger Financial Services	9,197	31
Coca-Cola Amatil (1)	13,317	81
Cochlear	1,219	53
Coles Group (1)	28,460	314
Commonwealth Bank of Australia	30,776	1,194
Commonwealth Property Office, Equity Units	35,967	40
Computershare (1)	14,208	101
Corporate Express Australia	1,940	9
CSL Limited (1)	4,344	234
CSR (1)	19,581	54
DB RREEF Trust (1)	68,088	93
Downer Edi (1)	5,279	27
Envestra	12,768	12
Fairfax Media (1)	6,751	26
Flight Centre	1,568	21
Foster's Group	47,994	252
Futuris Corporation (1)	15,989	26
Goodman Fielder	29,514	55
GPT Group, Equity Units (1)	48,759	207
Gunns	7,879	19
GWA International (1)	6,188	18
Harvey Norman Holdings (1)	17,640	56
Iluka Resources (1)	5,185	25
Insurance Australia (1)	38,034	191
Investa Property, Equity Units (1)	33,981	65
iShares MSCI Australia (USD)	17,300	413
James Hardie Industries, GDR	11,010	81
Leighton Holdings (1)	3,088	53
Lend Lease (1)	9,584	141
Lion Nathan (1)	8,930	58
Macquarie Airports, Equity Units	15,060	42
Macquarie Bank	5,946	374
Macquarie Countrywide Trust, Equity Units	27,742	48
Macquarie Goodman	38,796	221
Macquarie Infrastructure, Equity Units (1)	60,449	172
Macquarie Office Trust, Equity Units (1)	43,833	56
Mayne Pharma (1)	14,211	45
Metcash Trading	16,622	60
Minara Resources (1)	7,710	38
Mirvac Group (1)	23,508	103
Multiplex Group (1)	13,990	48
National Australia Bank (1)	38,143	1,195
Newcrest Mining	7,981	130
Novogen (2)	1,996	5
Nufarm (1)	3,820	33
Oil Search	26,601	73
Onesteel (1)	12,773	47
Orica	7,457	140
Origin Energy (1)	20,453	144
Oxiana	33,071	72
Paperlinx	9,918	27
Perpetual Limited (1)	907	55
Promina Group (1)	24,575	139
Publishing & Broadcasting	2,997	46
Qantas Airways	23,219	97
QBE Insurance	19,176	459
Rinker Group (1)	21,593	311
Rio Tinto (1)	8,174	488
Rural Press	1,924	20
Santos (1)	14,280	103
Sigma Pharmaceuticals	21,187	44
Sims Group (1)	2,753	46
Smorgon Steel Group	14,973	21
Sonic Healthcare (1)	7,050	79
Southern Cross Broadcasting	1,612	20
SP Ausnet	23,307	25
Spotless Group	4,768	18
St George Bank (1)	12,528	323
Stockland	32,662	215
Suncorp-Metway (1)	13,509	226
Sydney Roads Group, Equity Units (1)	20,802	21
Symbion Health	14,374	46
Tabcorp Holdings (1)	12,429	169
Tattersalls	30,221	96
Telstra	104,727	344
Ten Network Holdings	8,803	24
Toll Holdings	15,090	246
Tower Australia Group (1)(2)	6,947	15
Transurban Group (1)	19,917	119
Wesfarmers (1)	8,993	266
West Australian Newspapers	1,296	14
Westfield Group (1)	42,303	732
Westpac Bank	43,739	852
Woodside Petroleum (1)	11,942	347
Woolworths	28,739	531
Worley Group (1)	4,895	82
Zinifex (1)	11,629	149
		19,006
Preferred Stocks 0.0%
Rural Press	297	3
		3
Total Australia (Cost $14,392)		19,009

AUSTRIA 0.5%
Common Stocks 0.5%
Erste Bank der Oesterreich Sparkasse	5,972	466
EVN	292	31
Immoeast AG (2)	7,185	108
Immofinanz (2)	11,569	175
Oest Elektrizitatswirts, Class A	1,171	57
OMV	3,878	207
Raiffeisen International	1,107	169
Telekom Austria	9,355	255
Voestalpine	4,095	238
Wiener Staedtische Versicherung (1)	749	55
Wienerberger	1,917	118
Total Austria (Cost $1,372)		1,879

BELGIUM 1.3%
Common Stocks 1.3%
Agfa-Gevaert (1)	3,227	83
Almancora	249	37
Belgacom	4,400	199
Colruyt (1)	336	71
Compagnie Nationale a Portefeuille	931	59
Delhaize (1)	2,474	205
Dexia	22,253	660
Fortis	11,544	486
Fortis, B Shares	21,891	921
Groupe Bruxelles Lambert (1)	1,818	212
InBev	4,710	303
KBC (1)	4,736	596
Mobistar	450	39
RTL Group	310	34
SES FDR, GDR	8,274	144
Solvay	1,088	166
UCB	3,534	234
Union Miniere	666	117
Total Belgium (Cost $3,506)		4,566

CHINA 0.7%
Common Stocks 0.7%
Beijing Enterprises (HKD)	6,000	13
Brilliance China Automotive (HKD) (2)	58,000	12
China Insurance International (HKD) (2)	14,000	16
China Merchants Holdings (HKD) (1)	28,000	104
China Mobile (HKD)	142,500	1,312
China Netcom (HKD) (1)	31,500	79
China Overseas Land & Investment (HKD)	82,000	91
China Resources Enterprises (HKD)	28,000	88
China Unicom (HKD)	90,000	122
Citic Pacific (HKD) (1)	26,000	91
CNOOC (HKD)	310,000	266
Cosco Pacific (HKD) (1)	26,000	65
Global Bio-Chem Technology (HKD)	36,000	10
Guangzhou Investment (HKD)	56,000	13
Levono Group (HKD)	76,000	31
Semiconductor Manufacturing (HKD) (2)	114,000	18
Shanghai Industrial (HKD)	14,000	30
TCL International Holdings (HKD) (2)	32,000	2
Tencent Holdings (HKD)	16,000	63
TPV Technology (HKD)	30,000	19
Total China (Cost $1,587)		2,445

DENMARK 0.8%
Common Stocks 0.8%
AP Moller - Maersk, Series A	27	262
AP Moller - Maersk, Series B	30	303
Carlsberg, Series B	1,110	112
Coloplast, Series B	854	73
Danisco	1,266	103
Danske Bank	17,827	821
H Lundbeck	1,389	40
Jyske (2)	1,579	122
Novo Nordisk, Series B	7,183	617
Novozymes, Series B	1,394	121
Vestas Wind Systems (2)	4,836	215
William Demant Holding (2)	598	51
Total Denmark (Cost $2,117)		2,840
EUROPE/FAR EAST 0.4%
Common Stocks 0.4%
iShares MSCI EAFE Index Fund (USD)	20,400	1,515
Total Europe/Far East (Cost $1,387)		1,515

FINLAND 1.1%
Common Stocks 1.1%
Fortum	11,394	314
Kone Oyj, B Shares (1)	1,966	116
Metso Oyi	3,662	195
Neste Oil	3,314	101
Nokia	105,849	2,323
Outokumpu	3,514	140
Sampo	11,014	301
Sanomawsoy Oyj	1,078	31
Stora Enso, Class R	15,806	264
Tietoenator	1,638	44
UPM-Kymmene	13,437	345
Total Finland (Cost $3,405)		4,174

FOREIGN/EUROPE 0.9%
Common Stocks 0.9%
iShares MSCI EMU (USD)	30,200	3,166
Total Foreign/Europe (Cost $3,110)		3,166

FRANCE 10.6%
Common Stocks 10.6%
Accor	5,485	453
Aeroports de Paris (2)	661	55
AGF Assurances Generales de France (1)	1,483	243
Air France (1)	3,482	156
Air Liquide (1)	3,103	722
Alcatel-Lucent (1)	57,664	744
Alstom (2)	3,552	433
Arkema (2)	1,367	69
Atos Origin (1)(2)	1,608	90
AXA	53,921	2,283
BIC	826	56
BNP Paribas (1)	23,537	2,637
Bouygues (1)	6,598	445
Cap Gemini	3,391	215
Carrefour (1)	18,197	1,049
Casino Guichard-Perrachon	1,001	87
Christian Dior	1,874	204
Ciments Francais	257	56
CNP Assurances (1)	1,053	121
Compagnie De Saint-Gobain	9,065	857
Credit Agricole	16,692	718
Dassault Systemes (1)	1,282	70
EADS	8,456	280
Eiffage (1)	1,738	170
Electricite De France	6,632	463
Essilor International	2,656	298
Euler Hermes	299	44
Eurazeo	671	93
Euronext	2,910	355
France Telecom (1)	50,418	1,397
Gaz de France (1)	5,087	219
Gecina	277	46
Groupe Danone (1)	6,812	1,049
Hermes International	2,071	253
Imerys (1)	710	67
JC Decaux (1)	1,480	44
Klepierre	549	97
L'Oreal	7,805	823
Lafarge	4,539	693
Lagardere (1)	3,661	287
Legrand (1)	2,789	83
LVMH Moet Hennessy Lou Vuitton	9,497	999
Michelin, Class B	2,780	254
Mittal Steel (1)	17,698	829
Natixis	9,442	265
PagesJaunes Groupe	3,103	65
Pernod-Ricard (1)	2,918	599
Peugeot (1)	4,442	292
PPR	2,335	344
Publicis	3,852	165
Renault (1)	5,339	662
Safran (1)	4,858	115
Sanofi-Aventis (1)	26,238	2,311
Schneider (1)	5,847	707
Societe des Autoroutes Paris-Rhin-Rhone	524	43
Societe Generale (2)	11,909	2,098
Sodexho Alliance (1)	3,083	215
STMicroelectronics	17,644	329
Suez Lyonnaise des Eaux (1)	32,857	1,611
Suez Strip (2)	2,156	-
Technip (1)	2,871	184
Television Francaise (1)	4,168	141
Thales (1)	1,873	99
THOMSON Multimedia (1)	6,498	123
Total (1)	61,832	4,164
Unibail (1)	1,185	299
Valeo (1)	2,003	91
Vallourec	1,023	266
Veolia Environnement (1)	10,544	740
Vinci (1)	6,139	845
Vivendi (1)	29,743	1,226
Wendel Investissement	650	97
Total France (Cost $30,663)		38,702
GERMANY 7.2%
Common Stocks 7.0%
Adidas (1)	5,255	252
Allianz SE	11,146	2,225
Altana AG	1,875	115
BASF	13,018	1,255
Bayer AG	18,880	1,113
Bayerische Motoren Werke	7,781	476
Beiersdorf	2,345	157
Celesio	1,759	101
Commerzbank	16,979	719
Continental	3,761	454
DaimlerChrysler	26,308	1,630
Depfa Bank	8,393	148
Deutsche Bank	13,478	1,900
Deutsche Boerse	2,637	553
Deutsche Post	23,019	706
Deutsche Post CDI (GBP) (2)	1,158	35
Deutsche Postbank	1,560	134
Deutsche Telekom	85,768	1,508
E.ON AG	17,040	2,312
Nichicon	1,200	15
Nichirei	5,000	27
Nidec (1)	1,400	99
Nidec Sankyo (1)	2,000	15
Nikko Cordial	17,500	173
Nikon (1)	7,000	157
Nintendo	2,500	740
Nippon Electric Glass	4,000	95
Nippon Express (1)	19,000	108
Nippon Kayaku (1)	3,000	26
Nippon Light Metal (1)	9,000	24
Nippon Meat Packers (1)	4,000	45
Nippon Mining	16,500	119
Nippon Oil	26,000	174
Nippon Paint	4,000	21
Nippon Paper Group	20	76
Nippon Sheet Glass	13,000	64
Nippon Shokubai (1)	3,000	35
Nippon Steel	122,000	722
Nippon Telegraph & Telephone	125	623
Nippon Television Network	110	16
Nippon Yusen	22,000	168
Nipponkoa Insurance	15,000	123
Nipro	1,000	19
NIS Group (1)	45,500	23
Nishi-Nippon Bank	14,000	59
Nishi-Nippon Railroad	7,000	27
Nishimatsu Corporation (1)	5,000	18
Nissan	53,900	672
Nissan Chemical Industries	4,000	49
Nissay Dowa General	4,000	25
Nisshin Seifun Group (1)	4,500	46
Nisshin Steel	18,000	68
Nisshinbo Industries	4,000	44
Nissin Food Products (1)	2,300	84
Nitori (1)	600	28
Nitto Denko (1)	3,100	153
NOK	2,900	51
Nomura Research Institute (1)	800	124
Nomura Securities	46,900	953
NS Solutions	300	8
NSK	10,000	91
NTN	8,000	72
NTT Data	27	138
NTT DoCoMo	447	681
NTT Urban Development (1)	29	58
Obayashi	13,000	79
Obic	110	23
Obic Business Consultants	100	6
Odakyu Electric Railway	13,000	87
Ogaki Kyoritsu Bank	5,000	21
Oji Paper (1)	19,000	104
Okasan Holdings	2,000	14
Oki Electric (1)	10,000	21
Olympus Optical	5,000	160
OMC Card	1,300	9
Omron	5,900	159
ONO Pharmaceutical	2,200	108
Onward Kashiyama	3,000	40
Oracle (1)	600	26
Orient (1)	9,000	18
Oriental Land (1)	900	46
ORIX	2,150	617
Osaka Gas	40,000	155
Otsuka	300	28
Panahome	2,000	14
Park24 (1)	2,300	33
Pioneer	3,000	42
Plenus	300	7
Promise (1)	2,400	85
Q.P. (1)	2,400	20
Resona Holdings (1)	108	300
Ricoh	13,000	283
Rinnai	900	27
Rohm Company (1)	2,800	255
Round One	7	19
Ryohin Keikaku (1)	600	41
Ryoshoku	300	6
Sagami Railway	7,000	23
San-In Godo Bank	3,000	28
Sanken Electric (1)	3,000	31
Sankyo-Gunma	1,100	55
Santen Pharmaceutical (1)	1,400	39
Sanyo Electric (1)(2)	31,000	51
Sanyo Shinpan Finance (1)	320	8
Sapporo (1)	6,000	35
Sapporo Hokuyo Holdings	7	70
SBI Holdings	294	114
Secom	4,200	207
Sega Sammy Holdings (1)	3,340	86
Seibu (2)	1,000	5
Seiko Epson (1)	3,500	94
Seino Holdings (1)	4,000	37
Seiyu (1)(2)	7,000	11
Sekisui Chemical (1)	10,000	77
Sekisui House	13,000	183
Seven & I	17,352	521
SFCG (1)	130	21
Sharp	20,000	341
Shiga Bank	5,000	33
Shikoku	4,500	110
Shikoku Bank (1)	4,000	15
Shima Seiki	600	14
Shimachu	1,100	30
Shimadzu (1)	5,000	43
Shimamura (1)	400	41
Shimano	1,700	49
Shimizu	14,000	76
Shin-Etsu Chemical	7,700	502
Shinko Electric	1,500	40
Shinko Securities (1)	14,000	71
Shinsei Bank	35,000	193
Shionogi	6,000	107
Shiseido	8,000	169
Shizuoka Bank (1)	13,000	135
Showa Denko	20,000	76
Showa Shell Sekiya	2,400	26
Sky Perfect Communications	9	6
SMC	1,300	187
Softbank (1)	12,700	297
Sohgo Security Services	1,100	21
Sompo Japan	18,000	230
Sony (1)	23,800	1,098
Stanley Electric	3,200	66
Sumco	2,200	79
Sumisho Computer Systems	1,100	24
Sumitomo (1)	22,400	349
Sumitomo Bakelite	5,000	35
Sumitomo Chemicals	30,000	231
Sumitomo Electric Industries (1)	13,600	208
Sumitomo Forestry (1)	3,000	33
Sumitomo Heavy Industries	11,000	114
Sumitomo Metal Industries	86,000	364
Sumitomo Metal Mining (1)	14,000	183
Sumitomo Mitsui Financial	183	1,872
Sumitomo Osaka Cement (1)	9,000	33
Sumitomo Real Estate Sales	200	15
Sumitomo Realty & Development (1)	11,000	382
Sumitomo Rubber Industries (1)	2,900	34
Sumitomo Titanium (1)	400	44
Sumitomo Trust and Banking Company	30,000	321
Suruga Bank	5,000	65
Suzuken	1,000	35
Suzuki Motor (1)	9,700	279
Sysmex (1)	300	11
T&D Holdings	4,400	296
Taiheiyo Cement (1)	16,000	72
Taisei (1)	18,000	60
Taisho Pharmaceutical (1)	6,000	105
Taiyo Nippon Sanso	7,000	64
Taiyo Yuden (1)	3,000	57
Takara Holdings (1)	4,000	26
Takashimaya (1)	6,000	78
Takeda Chemical Industries	15,900	1,035
Takefuji (1)	1,310	53
Tanabe Seiyaku (1)	5,000	68
TDK (1)	2,400	201
Teijin	17,000	97
TEPCO	24,200	823
Terumo	3,800	152
The 77 Bank (1)	7,000	46
The Bank of Yokohama	25,000	203
The Keiyo Bank (1)	3,000	18
THK	3,000	73
TIS (1)	700	15
Tobu Railway	15,000	71
Toda (1)	5,000	22
Toho	3,200	59
Toho Gas	10,000	48
Toho Titanium (2)	500	25
Tohoku Electric Power	9,000	236
Tokai Rika	800	20
Tokai Rubber Industries	700	12
Tokuyama (1)	5,000	80
Tokyo Broadcasting System	800	28
Tokyo Electron	3,200	228
Tokyo Gas	50,000	259
Tokyo Seimitsu (1)	700	29
Tokyo Star Bank	10	30
Tokyo Steel	2,600	39
Tokyo Style	2,000	22
Tokyo Tatemono	6,000	73
Tokyu (1)	21,000	141
Tokyu Construction	1,000	7
Tokyu Land	9,000	92
TonenGeneral Sekiyu (1)	7,000	71
Toppan Forms	700	10
Toppan Printing	13,000	140
Toray Industries	25,000	190
Toshiba (1)	58,000	369
Toshiba Tec	3,000	15
Tosoh (1)	10,000	47
TOTO (1)	7,000	75
Toyo Seikan Kaisha (1)	3,600	65
Toyo Suisan Kaisha	2,000	31
Toyobo (1)	12,000	36
Toyoda Gosei (1)	1,200	28
Toyota Auto Body	500	9
Toyota Boshoku	1,600	34
Toyota Industries (1)	3,100	145
Toyota Motor	64,700	4,251
Toyota Tsusho	3,400	89
Trend Micro (1)	2,500	69
Tsumura	1,000	22
TV Asahi	4	9
Ube Industries	17,000	54
UFJ Nicos (1)	4,000	15
ULVAC	700	24
Uni-Charm	800	43
UNY	3,000	39
Urban	3,800	61
USHIO (1)	2,300	48
USS	510	33
Victor Company Of Japan (1)(2)	2,000	10
Wacoal (1)	3,000	37
West Japan Railway	36	160
Yahoo Japan (1)	432	162
Yakult Honsha (1)	4,200	120
Yamada Denki	2,250	187
Yamaguchi Financial Group (2)	5,000	61
Yamaha	3,500	71
Yamaha Motor	3,400	105
Yamatake (1)	1,200	28
Yamato (1)	8,000	120
Yamazaki Baking (1)	3,000	28
Yaskawa Electric	4,000	46
Yokogawa Electric (1)	4,800	78
Yokohama Rubber	6,000	35
Yoshinoya D&C	7	11
Zeon	4,000	45
Total Japan (Cost $59,897)		71,305

KAZAKHSTAN 0.0%
Common Stocks 0.0%
Kazakhmys (GBP)	4,834	99
Total Kazakhstan (Cost $108)		99

NETHERLANDS 3.2%
Common Stocks 3.2%
ABN AMRO	49,368	1,584
Aegon (1)	41,954	826
Akzo Nobel	7,391	463
ASML (1)(2)	12,465	316
Corio	1,739	149
Elsevier	19,264	337
Heineken	7,100	360
Heineken, Series A	2,273	98
ING Groep, GDS	56,993	2,487
Koninklijke Ahold (2)	40,114	403
Koninklijke DSM NV	5,221	259
Koninklijke KPN	52,636	758
Koninklijke Numico (1)	4,907	260
Philips Electronics	30,713	1,197
Ranstad Holdings N.V. (1)	2,242	150
Rodamco Europe	1,598	216
SNS Reaal (2)	2,077	46
TNT NV	11,880	539
Unilever NV	44,327	1,177
Wolters Kluwer	7,340	220
Total Netherlands (Cost $9,496)		11,845

NEW ZEALAND 0.1%
Common Stocks 0.1%
Air New Zealand	4,996	7
Auckland International Airport (1)	21,902	34
Contact Energy	6,900	41
Fisher & Paykel Appliances	6,763	18
Fisher & Paykel Healthcare	12,213	36
Fletcher Building	11,212	89
Infratil	5,183	20
Kiwi Income Property Trust, Equity Units	15,861	17
Port Of Tauranga	1,400	6
Sky City Entertainment Group (1)	10,554	39
Sky Network Television	4,606	19
Telecom Corporation New Zealand (1)	47,372	162
The Warehouse Group	3,419	17
Tower (1)(2)	3,908	6
Vector	7,165	13
Total New Zealand (Cost $453)		524

NORWAY 0.8%
Common Stocks 0.8%
Aker Kvaerner	710	80
DNB Holdings	25,695	386
Norsk Hydro	23,975	772
Norske Skogindustrier (1)	4,890	90
Orkla (1)	5,379	323
Renewable Energy (1)(2)	2,300	55
Seadrill (1)(2)	7,400	122
Statoil ASA	16,794	449
Storebrand ASA (1)	5,977	81
Telenor ASA	22,085	450
Yara International	6,145	163
Total Norway (Cost $2,005)		2,971

PORTUGAL 0.4%
Common Stocks 0.4%
Banco BPI (1)	14,421	117
Banco Comercial	69,571	257
Banco Espirito Santo	3,231	62
Brisa Auto-Estradas (1)	10,436	129
Cimpor-Cimentos De Portugal (1)	4,759	39
Electricidade De Portugal	70,893	353
Portugal Telecom	29,182	386
PT Multimedia-Servicos	2,064	28
Total Portugal (Cost $1,054)		1,371
SINGAPORE 0.9%
Common Stocks 0.9%
Allgreen Properties	20,000	22
Bil International	16,500	18
CapitaCommercial Trust, REIT	23,440	41
CapitaLand	33,000	146
Capitamall Trust, REIT	28,000	59
Cerebos Pacific	1,000	2
Chartered Semiconductor (2)	23,000	21
City Developments	16,000	147
ComfortDelGro	49,012	58
Creative Technology	1,400	10
Cycle & Carriage	3,000	28
DBS Group	27,000	386
Fortune Real Estate Investment, REIT (HKD)	13,000	10
Fraser And Neave	33,000	113
Haw Par	3,307	15
Hotel Properties	4,000	9
iShares MSCI Singapore (USD)	7,500	88
K-Reit Asia, REIT	2,000	4
Keppel	14,000	164
Keppel Land	9,000	44
Mobileone	16,650	23
Neptune Orient Lines	13,000	21
Noble Group (1)	16,400	11
Oversea-Chinese Banking	56,000	289
Pacific Century Regional Developments	23,600	5
Parkway Holdings	13,000	28
People's Food Holdings	9,000	7
Sembcorp	21,520	60
Sembcorp Marine	13,000	29
Singapore Airlines	15,000	172
Singapore Exchange	25,000	111
Singapore Land	4,000	22
Singapore Post	32,000	24
Singapore Press	37,750	115
Singapore Technologies	35,000	76
Singapore Telecommunications	150,250	345
SMRT	12,000	12
Starhub	43,857	78
STATS ChipPAC (2)	33,000	28
United Industrial	25,000	36
United Overseas Bank	27,520	341
United Overseas Land	9,652	32
Venture	6,000	55
Want Want Holdings (USD)	9,000	13
Wheelock Properties	8,000	14
Wing Tai Holdings	12,000	20
Total Singapore (Cost $2,417)		3,352

SPAIN 4.4%
Common Stocks 4.4%
Abertis Infraestructuras (1)	7,331	210
Acciona	657	135
ACERINOX	6,708	183
ACS Actividades Construccion y Servicios (1)	6,752	366
Altadis	6,621	355
Antena 3 Television (1)	2,020	44
Banco Bilbao Vizcaya Argenta	91,602	2,279
Banco De Sabadell (1)	7,910	364
Banco Espanol de Credito (1)	1,855	46
Banco Popular Espanol (1)	32,760	628
Banco Santander Central Hispano (1)	162,337	3,079
Bankinter	1,395	111
Cia Espanola de Petroleos (1)	477	36
Cintra Concesiones de Infraestructuras de Transporte (1)	4,904	80
Corporacion Financiera Alba	798	55
Corporacion Mapfre	15,439	78
Enagas (1)	4,257	93
Endesa	27,370	1,372
Fomento de Construcciones y Contratas (1)	1,350	141
Gamesa	4,717	129
Gas Natural	5,788	231
Gestevision Telecinco (1)	2,196	59
Groupo Prisa	1,948	36
Grupo Ferrovial (1)	1,813	182
Iberdrola (1)	23,306	994
Inditex (1)	6,445	366
Metrovacesa (1)	381	61
Metrovacesa (Bonus Shares) (1)	13	-
Repsol	31,551	1,036
Sogecable (2)	1,219	43
Telefonica SA (1)	128,113	2,802
Union Fenosa (1)	3,938	196
Vallehermoso (1)	2,943	178
Zardoya Otis	2,504	79
Total Spain (Cost $11,647)		16,047

SWEDEN 2.7%
Common Stocks 2.7%
Assa-Abloy, Series B (1)	8,843	194
Atlas Copco, A Shares (1)	10,543	362
Atlas Copco, B Shares	2,885	96
Boliden	7,457	175
Electrolux (1)	7,695	146
Hennes & Mauritz, Series B	7,563	410
Holmen, Series B	1,561	68
Husqvarna, B Shares (1)(2)	7,695	119
Industrivarden, A Shares	4,313	175
Industrivarden, C Shares	674	26
Investor, A Shares	7,315	175
Investor, B Shares (1)	12,335	299
iShares MSCI Sweden Index (USD)	7,700	253
LM Ericsson	384,940	1,525
NORDEA	66,960	1,047
S-E-Banken (1)	17,145	571
Sandvik, A Shares	30,573	489
SCA, B Shares (1)	5,042	269
Scania, Series A	300	22
Scania, Series B	3,068	219
Securitas, B Shares (1)	8,301	123
Securitas Direct, B Shares (2)	7,768	24
Securitas Systems, B Shares (2)	7,768	30
Skanska (1)	10,182	213
SKF, B Shares (1)	10,466	207
SSAB Svenskt Stal, Series A	5,268	129
SSAB Svenskt Stal, Series B	1,455	34
Svenska Handelsbanken, A Shares (1)	16,502	506
Swedbank (1)	10,032	380
Swedish Match	7,217	128
Tele2 AB, B Shares (1)	10,237	152
TeliaSonera	57,952	464
Volvo, A Shares (1)	3,511	264
Volvo, B Shares (1)	6,979	513
Total Sweden (Cost $7,058)		9,807

SWITZERLAND 6.6%
Common Stocks 6.6%
ABB	56,178	995
Adecco (1)	3,632	233
Baloise Holding	1,315	133
Ciba Specialty Chemicals	1,580	105
Cie Financiere Richemont, Equity Units, Class A	12,571	700
CLARIANT	5,950	102
Credit Suisse Group	28,116	1,989
Geberit	100	169
Givaudan	187	169
Holcim	4,863	483
iShares MSCI Switzerland (USD)	26,600	678
Julius Baer	2,886	347
Kuehne & Nagel	1,427	110
Lonza Group	1,199	113
Nestle	9,922	3,631
Nobel Biocare	677	225
Novartis	60,356	3,476
Pargesa Holding	913	99
Roche Holding	315	66
Roche Holding - Genusscheine	18,731	3,522

Kelda Group	9,276	170
Kesa Electricals	13,689	92
Kingfisher	60,552	285
Ladbrokes	15,890	137
Land Securities	12,022	507
Legal & General Group	167,615	511
Liberty International	9,378	235
Lloyds TSB	145,545	1,666
Logica	39,693	134
Lonrho	3,692	215
Man Group	49,077	518
Marks & Spencer Group	43,535	577
Misys	12,911	62
National Grid	70,129	1,058
Next	5,754	220
Northern Rock	10,888	252
Old Mutual	141,638	480
Pearson	20,797	329
Persimmon	7,724	210
Provident Financial	6,572	95
Prudential	62,684	846
Rank Group	13,967	62
Reckitt Benckiser	18,501	891
Reed Elsevier	32,923	376
Rentokil Group	46,793	148
Reuters	33,448	284
Rexam	15,074	160
Rio Tinto	26,547	1,429
Rolls-Royce (2)	45,451	417
Royal Bank of Scotland	82,949	3,345
Royal Dutch Shell, A Shares (1)	98,402	3,325
Royal Dutch Shell, B Shares	72,529	2,436
SABMiller	29,012	658
Sage Group	33,456	177
Schroders	5,519	119
Schroders (Non-Voting Shares)	434	8
Scottish & Newcastle	24,208	258
Scottish & Southern Energy	22,128	650
Scottish Mortgage	7,351	76
Scottish Power	38,387	562
Severn Trent	6,024	168
Shire	12,895	271
Signet Group	44,296	104
Slough Estates	12,125	178
Smith & Nephew	24,261	272
Smiths Group	14,666	309
Standard Chartered	35,679	1,028
Tate & Lyle	12,583	145
Tesco	205,746	1,690
TI Automotive (2)	270	-
Tomkins	22,067	118
Travis Perkins	3,121	123
Trinity Mirror	7,479	71
Unilever	33,863	920
United Business Media	7,352	102
United Utilities	22,582	338
Vedanta Resources	3,697	85
Vodafone	1,376,213	4,011
Whitbread	4,666	148
Whitbread, C Shares (2)	4,333	13
William Hill	9,156	116
William Morrison Supermarkets	68,581	381
Witan Investment Trust	6,754	61
Wolseley	16,989	439
WPP Group	31,546	463
Xstrata	18,221	848
Yell Group	20,028	241
Total United Kingdom (Cost $67,349)		81,132
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 11.9%
Money Market Pooled Account 11.9%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	43,739,051	43,739
Total Securities Lending Collateral (Cost $43,739)		43,739
Total Investments in Securities
109.2% of Net Assets (Cost $328,401)		$399,878

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
FDR	Fiduciary Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Equity Index Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $41,629,000; aggregate collateral consisted of $43,739,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $328,401,000. Net unrealized gain aggregated $71,475,000 at period-end, of which $73,232,000 related to appreciated investments and $1,757,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $19,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $1,000 and $647,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007